Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 14, 2017	Sep. 06, 2017	Jun. 02, 2017	Mar. 08, 2017	Dec. 31, 2017	Dec. 31, 2016
Shareholders equity [line items]
Common shares authorized					1,000,000,000
Subscribed and paid up capital					$ 1,438.0	$ 1,438.0
Subscribed and paid up capital, shares					740,465,044
Shares held in Treasury					7,423,705	5,906,120
Amount of shares held in Treasury					$ 51.8	$ 49.1
Market value of treasury shares					$ 44.4	$ 28.2
Percentage of net profit on statutory reserve						5.00%
Interest on capital	$ 19.9	$ 9.2	$ 8.9	$ 9.3
Interest on capital per share	$ 0.03	$ 0.01	$ 0.01	$ 0.01
Percentage of withholding tax				15.00%
Percentage of income tax	15.00%	15.00%	15.00%
Percentage of advance on mandatory dividends					15.00%
Top of range [member]
Shareholders equity [line items]
Percentage of reserve on capital						20.00%
Percentage of reserve on capital and capital reserve						30.00%